Supplement dated August 31, 2007 to the Prospectus dated August 22, 2007

                Claymore Securities Defined Portfolio, Series 423

                    Multiple Asset Portfolio Plus, Series 21

                               File No. 333-144653



   Notwithstanding anything to the contrary in the Prospectus, the following table replaces the Portfolio Diversification table in the "Essential Information" section of the Prospectus, as of the Inception Date:

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SECTOR                                         APPROXIMATE PORTFOLIO PERCENTAGE
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Consumer Discretionary                                       1.91%
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Consumer Staples                                             1.91
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Energy                                                       2.15
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Financials                                                   4.10
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Health Care                                                  2.33
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Industrials                                                  2.22
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Information Technology                                       3.16
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Materials                                                    0.57
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Telecommunication Services                                   0.74
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Utilities                                                    0.73
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International Closed-End Funds                              19.99
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Investment Grade Closed-End Funds                           20.02
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Non-Investment Grade Closed-End Funds                       20.06
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REIT Closed-End Funds                                       20.12
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         Notwithstanding anything to the contrary in the Prospectus, as noted in the "Security Selection" section of the Prospectus, as of the Inception Date the percentage of Closed-End Funds that Invest in REITs is 20.12% and the percentage of Closed-End Funds that Invest in Investment-Grade Fixed-Income Securities, High-Yield Securities and International Fixed-Income Securities is 20.02%,
20.06% and 19.99%, respectively.

         Notwithstanding anything to the contrary in the Prospectus, as noted in the "Trust Portfolio" section of the Prospectus, as of the Inception Date, the percentages for each sector are as follows: CONSUMER DISCRETIONARY (1.91%), CONSUMER STAPLES (1.91%), ENERGY (2.15%), FINANCIALS (4.10%), HEALTH CARE (2.33%), INDUSTRIALS (2.22%), INFORMATION TECHNOLOGY (3.16%), MATERIALS (0.57%), TELECOMMUNICATION SERVICES (0.74%), UTILITIES (0.73%), INTERNATIONAL CLOSED-END FUNDS (19.99%), INVESTMENT GRADE CLOSED-END FUNDS (20.02%), NON-INVESTMENT GRADE CLOSED-END FUNDS (20.06%) and REIT CLOSED-END FUNDS (20.12%).